UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

FORM N-Q

Seligman TargetHorizon ETF Portfolios, Inc.
Schedules of Investments (unaudited)
December 31, 2005

Seligman TargETFund 2025
	Shares or Principal Amount		Value
Exchange-Traded Funds 96.9%
Domestic Equity Funds 67.8%
iShares Russell 2000 Growth Index Fund	1,306	shs.	$90,976
iShares Russell 2000 Index Fund	11,071		738,325
iShares Russell 2000 Value Index Fund	1,371		90,390
iShares Russell Midcap Growth Index Fund	819		76,953
iShares Russell Midcap Index Fund	8,801		773,872
iShares Russell Midcap Value Index Fund	628		78,136
iShares S&P 500 Index Fund	5,939		740,237
			2,588,889
Global Equity Funds 29.1%
iShares MSCI EAFE Index Fund	12,453		740,455
iShares MSCI Emerging Markets Index	4,184		369,238
			1,109,693
Total Exchange-Traded Funds			3,698,582

Repurchase Agreement 1.3%
State Street Bank 3.15%, dated 12/30/2005, maturing 1/3/2006, in the amount of $48,017, collateralized by: $55,000 US Treasury Notes 3.25%, 1/15/2009, with a fair market value of $54,106	$48,000		48,000

Total Investments 98.2%			3,746,582
Other Assets Less Liabilities 1.8%			69,536
Net Assets 100.0%			$3,816,118

Seligman TargeETFund 2015
	Shares or Principal Amount		Value
Exchange-Traded Funds 100.3%
Domestic Equity Funds 60.1%
iShares Russell 2000 Index Fund	10,892	shs.	$726,387
iShares Russell Midcap Growth Index Fund	802		75,356
iShares Russell Midcap Index Fund	12,124		1,066,063
iShares Russell Midcap Value Index Fund	575		71,542
iShares S&P 500 Index Fund	7,795		971,569
			2,910,917
Global Equity Funds 20.1%
iShares MSCI EAFE Index Fund	12,266		729,336
iShares MSCI Emerging Markets Index	2,743		242,070
			971,406
Fixed-Income Funds 10.1%
iShares GS$ InvesTop Corporate Bond Fund	4,524		487,190
REIT Funds 10.0%
iShares Dow Jones U.S. Real Estate Index Fund	7,547		484,140
Total Exchange-Traded Funds			4,853,653

Repurchase Agreement 0.9%
State Street Bank 3.15%, dated 12/30/2005, maturing 1/3/2006, in the amount of $42,015, collateralized by: $45,000 US Treasury Notes 3.25%, 1/15/2009, with a fair market value of $44,268	$42,000		42,000

Total Investments 101.2%			4,895,653
Other Assets Less Liabilities (1.2)%			(56,968)
Net Assets 100.0%			$4,838,685

Seligman TargETFund Core
	Shares or Principal Amount		Value
Exchange-Traded Funds 97.5%
Domestic Equity Funds 43.8%
iShares DJ Select Dividend Index Fund	19,981	shs.	$1,224,036
iShares Russell 1000 Index Fund	18,042		1,221,443
iShares Russell Midcap Index Fund	6,964		612,345
iShares S&P 500 Index Fund	19,646		2,448,677
			5,506,501
Fixed-Income Funds 34.3%
iShares GS$ InvesTop Corporate Bond Fund	11,422		1,230,035
Ishares Lehman Aggregate Bond Fund	18,363		1,847,134
iShares Lehman US Treasury Inflation Protected Securities Fund	11,979		1,231,681
			4,308,850
Global Equity Funds 9.7%
iShares MSCI EAFE Index Fund	20,623		1,226,244
REIT Funds 9.7%
iShares Dow Jones U.S. Real Estate Index Fund	19,032		1,220,903
Total Exchange-Traded Funds			12,262,498

Repurchase Agreement 2.7%
State Street Bank 3.15%, dated 12/30/2005, maturing 1/3/2006, in the amount of $337,118, collateralized by: $355,000 US Treasury Notes 3.25%, 1/15/2009, with a fair market value of $349,229	$337,000		337,000

Total Investments 100.2%			12,599,498
Other Assets Less Liabilities (0.2)%			(21,082)
Net Assets 100.0%			$12,578,416

Notes to Schedules of Investments (unaudited)
December 31, 2005

Organization— Seligman TargetHorizon ETF Portfolios, Inc. (the “Fund”) is a diversified open-end management investment company, or mutual fund, which consists of three separate and distinct funds: Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. The Fund was incorporated under the laws of the state of Maryland on July 6, 2005. The Fund commenced operations on October 3, 2005.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information— At December 31, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
TargETFund 2025 Fund	$3,631,081	$115,501	0	$115,501
TargETFund 2015 Fund	4,806,946	88,707	0	88,707
TargETFund Core Fund	12,459,171	144,553	$4,226	140,327

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 24, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 24, 2006

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.